Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 39,885	$ 36,953
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	9,148	8,039
Percentage of allocation for loans receivable commercial real estate	22.90%	21.80%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,781	1,644
Percentage of allocation for loans receivable commercial real estate	4.50%	4.50%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,586	1,555
Percentage of allocation for loans receivable commercial real estate	4.00%	4.20%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,052	1,958
Percentage of allocation for loans receivable commercial real estate	5.20%	5.30%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,573	1,560
Percentage of allocation for loans receivable commercial real estate	3.90%	4.20%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,491	1,512
Percentage of allocation for loans receivable commercial real estate	3.70%	4.10%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,999	1,921
Percentage of allocation for loans receivable commercial real estate	5.00%	5.20%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,548	3,586
Percentage of allocation for loans receivable commercial real estate	8.90%	9.70%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,410	2,011
Percentage of allocation for loans receivable commercial real estate	6.00%	5.40%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,237	2,349
Percentage of allocation for loans receivable commercial real estate	5.60%	6.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,718	1,886
Percentage of allocation for loans receivable commercial real estate	4.30%	5.10%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,265	1,156
Percentage of allocation for loans receivable commercial real estate	3.20%	3.10%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,214	2,958
Percentage of allocation for loans receivable commercial real estate	8.10%	8.00%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	34,022	32,135
Percentage of allocation for loans receivable commercial real estate	85.30%	87.00%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,178	2,405
Percentage of allocation for loans receivable commercial real estate	8.00%	6.50%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	2,685	2,413
Percentage of allocation for loans receivable commercial real estate	6.70%	6.50%
Outside the Company's banking region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	5,863	4,818
Percentage of allocation for loans receivable commercial real estate	14.70%	13.00%
Business owner occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	11,223	11,405
Percentage of allocation for loans receivable commercial real estate	28.10%	30.90%
Industrial Commercial property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,567	1,586
Percentage of allocation for loans receivable commercial real estate	3.90%	4.30%
Office Commercial property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	5,173	4,833
Percentage of allocation for loans receivable commercial real estate	13.00%	13.10%
Retail Commercial property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	4,503	4,537
Percentage of allocation for loans receivable commercial real estate	11.30%	12.30%
Other Commercial property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	4,253	3,735
Percentage of allocation for loans receivable commercial real estate	10.70%	10.10%
Multi-family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	7,886	6,857
Percentage of allocation for loans receivable commercial real estate	19.80%	18.50%
Hotel/motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	3,251	2,569
Percentage of allocation for loans receivable commercial real estate	8.10%	6.90%
Residential Home Builders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	1,728	1,142
Percentage of allocation for loans receivable commercial real estate	4.30%	3.10%
Health care facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 301	$ 289
Percentage of allocation for loans receivable commercial real estate	0.80%	0.80%